Investment securities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investment securities
Investment securities	¥ 7,442,946	¥ 7,319,120
Allowance for credit losses	5,296	8,467
Short-term investments
Investment securities
Investment securities	1,623,932	642,822
Short-term investments | Held-to-maturity
Investment securities
Investment securities	702,678	76,933
Long-term investment securities | Held-to-maturity
Investment securities
Investment securities	4,549,416	6,390,542
Long-term investment securities | Available-for-sale
Investment securities
Investment securities	¥ 566,920	¥ 208,823